Document and Entity Information	3 Months Ended
Dec. 29, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 29, 2012
Trading Symbol	BERY
Entity Registrant Name	BERRY PLASTICS GROUP INC
Entity Central Index Key	0001378992
Entity Filer Category	Non-accelerated Filer